TRAVELERS RETIREMENT ACCOUNT ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002

The following replaces the information contained in your Travelers Retirement Account Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

                                                                                                              TOTAL ANNUAL
                                                   MANAGEMENT         DISTRIBUTION                             OPERATING
                                                       FEE           AND/OR SERVICE     OTHER EXPENSES          EXPENSES
                                                  AFTER EXPENSE            FEES         (AFTER EXPENSE       (AFTER EXPENSE
FUNDING OPTIONS:                                 (REIMBURSEMENT)       (12b-1 FEES)     REIMBURSEMENT)        REIMBURSEMENT)
----------------                                -----------------   ----------------   ----------------     ----------------
DELAWARE VIP TRUST
   VIP REIT Series-- Standard Class............      0.71%                 --                0.14%                0.85%(4)
   VIP Small Cap Value Series-- Standard             0.74%                 --                0.11%                0.85%(5)
     Class.....................................
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares*...      0.31%**              0.25%              0.03%                0.59%(7)

**The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(7) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

The Examples are revised as follows:

EXAMPLE:  STANDARD DEATH BENEFIT

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                              ----------------------------------------- -------------------------------------------
FUNDING OPTION                                 1 YEAR    3 YEARS   5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
DELAWARE VIP TRUST
   VIP REIT Series-- Standard Class...........   67        82         100        195        17        52         90         195
   VIP Small Cap Value Series-- Standard
     Class....................................   67        82         100        195        17        52         90         195
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares...   64        74         86         167        14        44         76         167

EXAMPLE:  OPTIONAL DEATH BENEFIT

                                                  IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                              ----------------------------------------- -------------------------------------------
FUNDING OPTION                                 1 YEAR    3 YEARS   5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- -----------
DELAWARE VIP TRUST
   VIP REIT Series-- Standard Class...........   71        96         123        243        21        66         113        243
   VIP Small Cap Value Series-- Standard
     Class....................................   71        96         123        243        21        66         113        243
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares...   69        88         110        216        19        58         100        216

The Variable Funding Options Section is revised as follows:

          INVESTMENT                               INVESTMENT                                     INVESTMENT
           OPTIONS                                  OBJECTIVE                                 ADVISER/SUBADVISER
-------------------------------   ----------------------------------------------   ------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap         Seeks long- term capital growth by investing     Citi Fund Management Inc.
     Growth Opportunities         under normal circumstances at least 80% of
     Portfolio                    net assets in equity securities of small cap
                                  companies and related investments. Small cap
                                  companies are those with a market
                                  capitalization similar to companies in the
                                  Russell 2000 Index. Dividend income, if any,
                                  is incidental to this investment objective.

The following paragraph is deleted from the Federal Tax Considerations section:

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

L-12982                                                            July 15, 2002